UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22406

Mirae Asset Discovery Funds

(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY 10022

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 205-8300

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2017

Item 1.	Reports to Stockholders.

Mirae Asset Discovery Funds
Semi-Annual Report
October 31, 2017
Emerging Markets Fund
Asia Fund
Emerging Markets Great Consumer Fund
Asia Great Consumer Fund

i

Mirae Asset Discovery Funds
Expense Examples (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and (3) other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of  $1,000 invested at May 1, 2017 and held for the entire period from May 1, 2017 through October 31, 2017.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.
Fund		Beginning Account Value 5/1/17	Actual Ending Account Value 10/31/17	Hypothetical Ending Account Value 10/31/17	Actual Expenses Paid During Period 5/1/17 – 10/31/17(1)	Hypothetical Expenses Paid During Period 5/1/17 – 10/31/17(1)	Annualized Expense Ratio During Period 5/1/17 – 10/31/17
Emerging Markets Fund	Class A	$1,000.00	$1,180.60	$1,017.64	$8.24	$7.63	1.50%
	Class C	1,000.00	1,175.40	1,013.86	12.34	11.42	2.25%
	Class I	1,000.00	1,181.60	1,018.90	6.87	6.36	1.25%
Asia Fund	Class A	1,000.00	1,186.60	1,017.64	8.27	7.63	1.50%
	Class C	1,000.00	1,181.80	1,013.86	12.37	11.42	2.25%
	Class I	1,000.00	1,188.30	1,018.90	6.89	6.36	1.25%
Emerging Markets Great Consumer Fund	Class A	1,000.00	1,176.80	1,017.64	8.23	7.63	1.50%
	Class C	1,000.00	1,172.60	1,013.86	12.32	11.42	2.25%
	Class I	1,000.00	1,178.30	1,018.90	6.86	6.36	1.25%
Asia Great Consumer Fund	Class A	1,000.00	1,197.90	1,017.64	8.31	7.63	1.50%
	Class C	1,000.00	1,192.90	1,013.86	12.44	11.42	2.25%
	Class I	1,000.00	1,198.90	1,018.90	6.93	6.36	1.25%
(1)
Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks (97.1%)
3SBio, Inc.* (Biotechnology)	302,500	541,328
ACC Ltd. (Construction Materials)	11,403	318,594
AIA Group Ltd. (Insurance)	123,200	927,041
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	8,799	1,626,847
Alsea SAB de CV (Hotels, Restaurants & Leisure)	71,481	216,354
Arvind Ltd. (Textiles, Apparel & Luxury Goods)	58,685	363,400
Baidu, Inc. ADR* (Internet Software & Services)	2,295	559,842
Banca Transilvania SA (Banks)	360,520	200,765
Banco do Brasil SA (Banks)	38,935	411,634
Brilliance China Automotive Holdings Ltd. (Automobiles)	252,000	637,026
Celltrion Healthcare Co. Ltd.* (Health Care Providers & Services)	8,011	421,218
Cemex SAB de CV ADR* (Construction Materials)	27,091	219,708
China Construction Bank Corp. (Banks)	755,000	673,606
China Vanke Co. Ltd. (Real Estate Management & Development)	121,800	433,271
Clicks Group Ltd. (Food & Staples Retailing)	33,100	371,036
Credicorp Ltd. (Banks)	2,049	429,143
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	224,000	389,365
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	10,979	525,784
DP Eurasia NV* (Hotels, Restaurants & Leisure)	113,400	346,342
E-Mart Co. Ltd. (Food & Staples Retailing)	2,224	444,721
FirstRand Ltd. (Diversified Financial Services)	138,995	504,015
Future Retail Ltd.* (Multiline Retail)	60,584	486,945
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	89,000	605,807
Grupo Financiero Banorte Sab de CV (Banks)	55,600	329,495
Hangzhou Hikvision Digital, Class A (Electronic Equipment, Instruments & Components)	98,300	582,615
HFDC Bank Ltd. (Banks)	25,060	699,776
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	167,000	620,200
ICICI Bank Ltd. (Banks)	165,954	768,978
IHH Healthcare Berhad (Health Care Providers & Services)	278,600	371,291
JBS SA (Food Products)	70,800	162,779
KAZ Minerals PLC* (Metals & Mining)	21,721	234,496
Lojas Renner SA (Multiline Retail)	28,600	300,795
Maruti Suzuki India Ltd. (Automobiles)	3,959	501,943
Midea Group Co. Ltd., Class A (Household Durables)	45,999	353,977
Minth Group Ltd. (Auto Components)	84,000	453,327
Mr. Price Group Ltd. (Specialty Retail)	23,500	291,391
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)	72,024	341,409
	Shares	Value ($)
Naspers Ltd. (Media)	3,851	938,670
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	66,923	366,738
Pampa Energia SA ADR* (Electric Utilities)	4,200	284,886
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)	102,209	524,981
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	171,500	1,505,929
POSCO (Metals & Mining)	1,746	507,341
PT Bank Central Asia TBK (Banks)	302,300	465,934
Qudian, Inc. ADR* (Consumer Finance)	18,745	466,751
Raia Drogasil SA (Food & Staples Retailing)	24,600	592,060
Randon Participacoes SA (Machinery)	102,600	219,266
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	41,669	605,331
Rumo SA* (Road & Rail)	113,127	438,217
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	659	1,620,144
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	3,469	637,934
Sberbank of Russia ADR (Banks)	30,430	436,671
Shinhan Financial Group Ltd. (Banks)	14,894	667,451
Standard Chartered PLC* (Banks)	60,050	595,804
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	27,000	395,257
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	86,000	692,951
Techtronic Industries Co. (Household Durables)	78,500	460,374
Tencent Holdings Ltd. (Internet Software & Services)	18,500	829,547
Turkiye Garanti Bankasi AG (Banks)	86,500	237,902
Vedanta Ltd. (Metals & Mining)	118,374	606,538
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	154,200	345,255
X5 Retail Group NV GDR* (Food & Staples Retailing)	7,720	317,292
Yandex NV, Class A* (Internet Software & Services)	9,080	307,176
Yum China Holdings, Inc.* (Hotels, Restaurants & Leisure)	13,301	536,695
TOTAL COMMON STOCKS
(Cost $28,214,862)		33,269,359
Right (0.0%)NM
Tencent Holdings Ltd.* (Internet Software & Services)	14	—
TOTAL RIGHTS
(Cost $—)		—
TOTAL INVESTMENTS
(Cost $28,214,862) – 97.1%		33,269,359
Other Net Assets (Liabilities) – 2.9%		977,813
NET ASSETS – 100.0%		34,247,172

*
Non-income producing security

NM
Not meaningful, amount less than .05%

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

Amounts shown as “—” are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2017 (Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2017:
	Value ($)	% of Net Assets
Auto Components	453,327	1.3%
Automobiles	1,138,969	3.4%
Banks	5,917,159	17.3%
Biotechnology	541,328	1.6%
Construction Materials	538,302	1.5%
Consumer Finance	466,751	1.4%
Diversified Financial Services	504,015	1.5%
Electric Utilities	284,886	0.8%
Electronic Equipment, Instruments & Components	2,236,006	6.6%
Food & Staples Retailing	2,070,364	6.0%
Food Products	162,779	0.5%
Health Care Providers & Services	1,133,918	3.3%
Hotels, Restaurants & Leisure	1,705,198	5.0%
Household Durables	814,351	2.3%
Insurance	2,432,970	7.2%
Internet & Direct Marketing Retail	525,784	1.5%
Internet Software & Services	3,323,412	9.6%
Machinery	219,266	0.6%
Media	938,670	2.6%
Metals & Mining	1,348,375	4.0%
Multiline Retail	787,740	2.3%
Oil, Gas & Consumable Fuels	1,497,050	4.4%
Pharmaceuticals	389,365	1.1%
Real Estate Management & Development	433,271	1.3%
Road & Rail	438,217	1.3%
Semiconductors & Semiconductor Equipment	692,951	2.0%
Specialty Retail	291,391	0.9%
Technology Hardware, Storage & Peripherals	1,620,144	4.7%
Textiles, Apparel & Luxury Goods	363,400	1.1%
Other Net Assets	977,813	2.9%
Total	34,247,172	100.0%
The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2017:
	Value ($)	% of Net Assets
Argentina	284,886	0.8%
Brazil	2,649,732	7.7%
Cayman Islands	466,751	1.4%
China	8,481,330	24.7%
Hong Kong	3,615,417	10.6%
India	4,692,914	13.7%
Indonesia	465,934	1.4%
Mexico	1,110,812	3.2%
Netherlands	346,342	1.0%
Peru	429,143	1.3%
Romania	200,765	0.6%
Russia	1,427,877	4.2%
South Africa	2,105,112	6.1%
South Korea	4,670,100	13.6%
Taiwan	1,313,151	3.8%
Turkey	237,902	0.7%
United Kingdom	234,496	0.7%
United States	536,695	1.6%
Other Net Assets	977,813	2.9%
Total	34,247,172	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks (98.9%)
3SBio, Inc.* (Biotechnology)	155,000	277,375
ACC Ltd. (Construction Materials)	8,075	225,611
AIA Group Ltd. (Insurance)	85,400	642,607
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	6,846	1,265,757
Arvind Ltd. (Textiles, Apparel & Luxury Goods)	39,217	242,847
Baidu, Inc. ADR* (Internet Software & Services)	1,045	254,917
BDO Unibank, Inc. (Banks)	38,416	102,348
Brilliance China Automotive Holdings Ltd. (Automobiles)	148,000	374,126
Celltrion Healthcare Co. Ltd.* (Health Care Providers & Services)	3,144	165,311
China Construction Bank Corp. (Banks)	547,000	488,030
China Vanke Co. Ltd. (Real Estate Management & Development)	70,700	251,497
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	136,000	236,400
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	7,858	376,320
DBS Group Holdings Ltd. (Banks)	19,888	332,440
E-Mart Co. Ltd. (Food & Staples Retailing)	1,395	278,950
Future Retail Ltd.* (Multiline Retail)	38,608	310,313
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	51,000	347,148
Hangzhou Hikvision Digital, Class A (Electronic Equipment, Instruments & Components)	51,001	302,278
Hanon Systems (Auto Components)	18,668	216,643
Hanssem Co. Ltd. (Household Durables)	1,705	259,509
HFDC Bank Ltd. (Banks)	13,827	386,105
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	71,000	263,678
HSBC Holdings PLC (Banks)	25,200	246,153
IHH Healthcare Berhad (Health Care Providers & Services)	119,400	159,125
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)	5,847	219,379
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	15,452	156,749
MakeMyTrip Ltd.* (Internet & Direct Marketing Retail)	2,994	81,736
Mando Corp. (Auto Components)	803	234,048
Maruti Suzuki India Ltd. (Automobiles)	2,146	272,081
Midea Group Co. Ltd., Class A (Household Durables)	35,635	274,223
Minth Group Ltd. (Auto Components)	60,000	323,805
	Shares	Value ($)
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)	48,323	229,061
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	96,000	842,969
POSCO (Metals & Mining)	942	273,720
PT Bank Central Asia TBK (Banks)	146,500	225,800
Qudian, Inc. ADR* (Consumer Finance)	10,102	251,540
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	31,494	457,518
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	421	1,035,024
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	1,427	262,419
SBI Life Insurance Co. Ltd.* (Insurance)	21,910	223,988
Shinhan Financial Group Ltd. (Banks)	8,187	366,888
Standard Chartered PLC* (Banks)	29,800	295,670
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	18,975	277,778
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	45,000	362,590
Techtronic Industries Co. (Household Durables)	43,500	255,112
Tencent Holdings Ltd. (Internet Software & Services)	12,600	564,989
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	27,783	272,511
UPL Ltd. (Chemicals)	9,977	123,132
Vedanta Ltd. (Metals & Mining)	92,785	475,422
Yes Bank Ltd. (Banks)	70,415	341,665
Yum China Holdings, Inc.* (Hotels, Restaurants & Leisure)	7,712	311,179
TOTAL COMMON STOCKS
(Cost $13,397,952)		17,016,484
Right (0.0%)NM
Tencent Holdings Ltd.* (Internet Software & Services)	10	—
TOTAL RIGHTS
(Cost $—)		—
TOTAL INVESTMENTS
(Cost $13,397,952) – 98.9%		17,016,484
Other Net Assets (Liabilities) – 1.1%		194,928
NET ASSETS – 100.0%		17,211,412

*
Non-income producing security

NM
Not meaningful, amount less than .05%

ADR
American Depositary Receipt

SBI
Shares Beneficial Interest

Amounts shown as “—” are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2017 (Unaudited)

The Asia Fund invested in the following industries as of October 31, 2017:
	Value ($)	% of Net Assets
Auto Components	774,496	4.5%
Automobiles	646,207	3.8%
Banks	2,785,099	16.0%
Biotechnology	277,375	1.6%
Chemicals	123,132	0.7%
Construction Materials	225,611	1.3%
Consumer Finance	251,540	1.5%
Electronic Equipment, Instruments & Components	1,106,153	6.4%
Food & Staples Retailing	278,950	1.6%
Health Care Providers & Services	553,497	3.2%
Hotels, Restaurants & Leisure	658,327	3.8%
Household Durables	788,844	4.6%
Insurance	1,709,564	9.9%
Internet & Direct Marketing Retail	677,435	4.0%
Internet Software & Services	2,085,663	12.1%
Metals & Mining	749,142	4.4%
Multiline Retail	310,313	1.8%
Oil, Gas & Consumable Fuels	457,518	2.7%
Pharmaceuticals	393,149	2.3%
Real Estate Management & Development	251,497	1.5%
Semiconductors & Semiconductor Equipment	362,590	2.1%
Technology Hardware, Storage & Peripherals	1,035,024	6.1%
Textiles, Apparel & Luxury Goods	515,358	3.0%
Other Net Assets	194,928	1.1%
Total	17,211,412	100.0%
The Asia Fund invested in securities with exposure to the following countries as of October 31, 2017:
	Value ($)	% of Net Assets
Cayman Islands	251,540	1.5%
China	5,876,066	34.2%
Hong Kong	2,397,216	13.9%
India	3,641,990	21.2%
Indonesia	225,800	1.3%
Philippines	102,348	0.6%
Singapore	332,440	1.9%
South Korea	3,251,637	18.9%
Taiwan	626,268	3.6%
United States	311,179	1.8%
Other Net Assets	194,928	1.1%
Total	17,211,412	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks (96.7%)
AIA Group Ltd. (Insurance)	286,800	2,158,077
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	77,531	14,334,706
Alsea SAB de CV (Hotels, Restaurants & Leisure)	457,272	1,384,039
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	224,753	3,604,064
Asian Paints Ltd. (Chemicals)	128,090	2,335,445
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	87,000	1,966,403
Banca Transilvania SA (Banks)	3,636,150	2,024,890
Banco do Brasil SA (Banks)	256,175	2,708,368
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	3,374,400	2,154,089
Brilliance China Automotive Holdings Ltd. (Automobiles)	670,000	1,693,680
Britannia Industries Ltd. (Food Products)	76,459	5,477,210
BYD Co. Ltd., H Shares (Automobiles)	248,000	2,172,901
Celltrion Healthcare Co. Ltd.* (Health Care Providers & Services)	9,149	481,053
China Merchants Bank Co. Ltd. (Banks)	1,187,500	4,528,666
Clicks Group Ltd. (Food & Staples Retailing)	152,500	1,709,454
Credicorp Ltd. (Banks)	11,720	2,454,637
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	56,427	2,702,289
DP Eurasia NV* (Hotels, Restaurants & Leisure)	539,000	1,646,195
E-Mart Co. Ltd. (Food & Staples Retailing)	22,729	4,544,988
FirstRand Ltd. (Diversified Financial Services)	650,609	2,359,197
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	501,000	3,410,217
Godrej Consumer Products Ltd. (Personal Products)	204,058	2,942,481
Gruma, SAB de CV, Class B (Food Products)	95,700	1,256,233
Grupo Financiero Banorte Sab de CV (Banks)	337,900	2,002,455
Grupo Financiero Galicia ADR (Banks)	23,300	1,279,170
Hangzhou Robam Applinaces Co. Ltd., Class A (Household Durables)	316,233	2,217,362
HFDC Bank Ltd. (Banks)	207,227	5,786,614
Hindustan Unilever Ltd. (Household Products)	102,613	1,960,603
IHH Healthcare Berhad (Health Care Providers & Services)	1,145,500	1,526,612
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)	78,448	2,943,369
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	445,552	4,519,791
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	278,350	1,342,940
KAZ Minerals PLC* (Metals & Mining)	127,400	1,375,386
Lojas Renner SA (Multiline Retail)	232,700	2,447,377
Midea Group Co. Ltd., Class A (Household Durables)	293,275	2,256,847
Mr. Price Group Ltd. (Specialty Retail)	154,000	1,909,541
Naspers Ltd. (Media)	22,304	5,436,536
NetEase, Inc. ADR (Internet Software & Services)	16,123	4,545,396
Netmarble Games Corp.* (Software)	31,114	4,832,920
New Oriental Education & Technology Group, Inc. ADR (Diversified Consumer Services)	46,767	3,892,885
	Shares	Value ($)
New Oriental Education & Technology Group, Inc. ADR (Diversified Consumer Services)	5,781	481,210
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	154,000	843,920
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)	411,500	2,113,611
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	910,000	7,990,642
President Chain Store Corp. (Food & Staples Retailing)	251,000	2,255,488
PT Kalbe Farma TBK (Pharmaceuticals)	34,308,535	4,048,205
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	10,584,300	3,145,629
PT Unilever Indonesia TBK (Household Products)	753,001	2,754,340
Qudian, Inc. ADR* (Consumer Finance)	1,882	46,862
Raia Drogasil SA (Food & Staples Retailing)	146,900	3,535,518
Randon Participacoes SA (Machinery)	487,900	1,042,687
Rumo SA* (Road & Rail)	727,711	2,818,912
Sands China Ltd. (Hotels, Restaurants & Leisure)	625,600	2,947,161
Sberbank of Russia ADR (Banks)	232,156	3,331,438
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	975,066	6,436,783
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	469,000	3,778,997
TAL Education Group ADR (Diversified Consumer Services)	192,813	5,302,357
Tencent Holdings Ltd. (Internet Software & Services)	315,400	14,142,664
Turkiye Garanti Bankasi AG (Banks)	540,200	1,485,717
Universal Robina Corp. (Food Products)	681,580	1,888,509
Vietnam Dairy Products JSC (Food Products)	266,420	1,771,285
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	800,600	1,792,550
X5 Retail Group NV GDR* (Food & Staples Retailing)	59,980	2,465,178
Yandex NV* (Internet Software & Services)	60,901	2,060,281
TOTAL COMMON STOCKS
(Cost $161,251,206)		198,805,030
Preferred Stock (0.9%)
Lojas Americanas SA (Multiline Retail)	329,646	1,762,721
TOTAL PREFERRED STOCK
(Cost $1,579,265)		1,762,721
Right (0.0%)NM
Tencent Holdings Ltd.* (Internet Software & Services)	252	—
TOTAL RIGHTS
(Cost $—)		—
TOTAL INVESTMENTS
(Cost $162,830,471) – 97.6%		200,567,751
Other Net Assets (Liabilities) – 2.4%		4,981,790
NET ASSETS – 100.0%		205,549,541

*
Non-income producing security

NM
Not meaningful, amount less than .05%

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

Amounts shown as “—” are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2017 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2017:

	Value ($)	% of Net Assets
Automobiles	3,866,581	1.9%
Banks	25,601,955	12.3%
Chemicals	2,335,445	1.1%
Consumer Finance	46,862	0.0%
Diversified Consumer Services	9,676,452	4.8%
Diversified Financial Services	2,359,197	1.1%
Diversified Telecommunication Services	3,145,629	1.5%
Food & Staples Retailing	16,303,176	7.9%
Food Products	10,393,237	5.1%
Health Care Providers & Services	7,765,818	3.8%
Hotels, Restaurants & Leisure	10,730,552	5.4%
Household Durables	4,474,209	2.2%
Household Products	4,714,943	2.3%
Insurance	10,148,719	4.9%
Internet & Direct Marketing Retail	5,645,658	2.7%
Internet Software & Services	35,083,047	17.1%
Machinery	1,042,687	0.5%
Media	5,436,536	2.7%
Metals & Mining	1,375,386	0.7%
Multiline Retail	4,210,098	2.1%
Oil, Gas & Consumable Fuels	2,957,531	1.4%
Personal Products	2,942,481	1.4%
Pharmaceuticals	10,534,399	5.2%
Road & Rail	2,818,912	1.4%
Semiconductors & Semiconductor Equipment	3,778,997	1.8%
Software	4,832,920	2.3%
Specialty Retail	1,909,541	0.9%
Transportation Infrastructure	6,436,783	3.1%
Other Net Assets	4,981,790	2.4%
Total	205,549,541	100.0%
The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2017:
	Value ($)	% of Net Assets
Argentina	1,279,170	0.6%
Brazil	16,429,194	8.0%
Cayman Islands	528,072	0.3%
China	77,986,658	38.0%
Hong Kong	10,209,135	5.0%
India	22,106,417	10.8%
Indonesia	9,948,174	4.8%
Mexico	6,435,277	3.1%
Netherlands	1,646,195	0.8%
Peru	2,454,637	1.2%
Philippines	3,231,449	1.6%
Romania	2,024,890	1.0%
Russia	8,700,817	4.2%
South Africa	13,381,131	6.5%
South Korea	11,385,573	5.5%
Taiwan	6,034,485	2.9%
Thailand	2,154,089	1.0%
Turkey	1,485,717	0.7%
United Kingdom	1,375,386	0.7%
Vietnam	1,771,285	0.9%
Other Net Assets	4,981,790	2.4%
Total	205,549,541	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks (99.3%)
AIA Group Ltd. (Insurance)	126,200	949,614
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	31,041	5,739,170
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	86,704	1,390,357
Asian Paints Ltd. (Chemicals)	50,240	916,018
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	1,356,500	865,938
Brilliance China Automotive Holdings Ltd. (Automobiles)	262,000	662,305
Britannia Industries Ltd. (Food Products)	31,260	2,239,338
BYD Co. Ltd., H Shares (Automobiles)	99,000	867,408
Celltrion Healthcare Co. Ltd.* (Health Care Providers & Services)	3,685	193,757
China Merchants Bank Co. Ltd. (Banks)	475,500	1,813,373
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	22,480	1,076,567
E-Mart Co. Ltd. (Food & Staples Retailing)	9,379	1,875,466
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	202,000	1,374,978
Godrej Consumer Products Ltd. (Personal Products)	65,224	940,519
Hangzhou Robam Applinaces Co. Ltd., Class A (Household Durables)	124,537	873,228
HFDC Bank Ltd. (Banks)	80,165	2,238,530
Hindustan Unilever Ltd. (Household Products)	41,404	791,097
IHH Healthcare Berhad (Health Care Providers & Services)	306,500	408,473
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)	30,965	1,161,807
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	178,264	1,808,355
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	112,740	543,931
Midea Group Co. Ltd., Class A (Household Durables)	115,764	890,842
NetEase, Inc. ADR (Internet Software & Services)	5,986	1,687,573
Netmarble Games Corp.* (Software)	12,019	1,866,904
	Shares	Value ($)
New Oriental Education & Technology Group, Inc. ADR (Diversified Consumer Services)	23,334	1,942,322
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	324,500	2,849,410
President Chain Store Corp. (Food & Staples Retailing)	102,000	916,573
PT Kalbe Farma TBK (Pharmaceuticals)	15,516,596	1,830,866
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	4,361,700	1,296,287
PT Unilever Indonesia TBK (Household Products)	316,569	1,157,952
Qudian, Inc. ADR* (Consumer Finance)	787	19,596
Sands China Ltd. (Hotels, Restaurants & Leisure)	250,400	1,179,618
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	400,769	2,645,629
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	188,000	1,514,822
TAL Education Group ADR (Diversified Consumer Services)	77,916	2,142,690
Tencent Holdings Ltd. (Internet Software & Services)	130,200	5,838,221
Universal Robina Corp. (Food Products)	266,245	737,706
Vietnam Dairy Products JSC (Food Products)	116,790	776,475
TOTAL COMMON STOCKS
(Cost $44,967,344)		58,023,715
Right (0.0%)NM
Tencent Holdings Ltd.* (Internet Software & Services)	107	—
TOTAL RIGHTS
(Cost $—)		—
TOTAL INVESTMENTS
(Cost $44,967,344) – 99.3%		58,023,715
Other Net Assets (Liabilities) – 0.7%		388,387
NET ASSETS – 100.0%		58,412,102

*
Non-income producing security

NM
Not meaningful, amount less than 0.05%

ADR
American Depositary Receipt

Amounts shown as “—” are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2017 (Unaudited)

The Asia Great Consumer Fund invested in the following industries as of October 31, 2017:
	Value ($)	% of Net Assets
Automobiles	1,529,713	2.6%
Banks	4,051,903	6.9%
Chemicals	916,018	1.6%
Consumer Finance	19,596	0.0%
Diversified Consumer Services	4,085,012	7.0%
Diversified Telecommunication Services	1,296,287	2.2%
Food & Staples Retailing	2,792,039	4.8%
Food Products	3,753,519	6.4%
Health Care Providers & Services	2,858,525	4.9%
Hotels, Restaurants & Leisure	3,098,527	5.3%
Household Durables	1,764,070	3.0%
Household Products	1,949,049	3.4%
Insurance	3,799,024	6.5%
Internet & Direct Marketing Retail	2,238,374	3.8%
Internet Software & Services	13,264,964	22.8%
Personal Products	940,519	1.6%
Pharmaceuticals	3,639,221	6.2%
Semiconductors & Semiconductor Equipment	1,514,822	2.6%
Software	1,866,904	3.2%
Transportation Infrastructure	2,645,629	4.5%
Other Net Assets	388,387	0.7%
Total	58,412,102	100.0%
The Asia Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2017:
	Value ($)	% of Net Assets
Cayman Islands	19,596	0.0%
China	31,336,595	53.7%
Hong Kong	4,166,515	7.1%
India	8,515,859	14.6%
Indonesia	4,285,105	7.3%
Philippines	1,281,637	2.2%
South Korea	4,344,600	7.4%
Taiwan	2,431,395	4.2%
Thailand	865,938	1.5%
Vietnam	776,475	1.3%
Other Net Assets	388,387	0.7%
Total	58,412,102	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2017 (Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund	Asia Great Consumer Fund
Assets:
Investments, at value (Cost $28,214,862, $13,397,952, $162,830,471 and $44,967,344)	$33,269,359	$17,016,484	$200,567,751	$58,023,715
Foreign currency, at value (Cost $88,666, $—, $4,131,596 and $139,618)	88,666	—	4,163,018	139,638
Cash	894,220	104,863	948,913	1,020,026
Dividends and interest receivable	18,710	3,676	52,509	2,165
Receivable for investments sold	113,921	216,825	1,236,282	371,750
Receivable for capital shares issued	74,155	25,000	381,607	150,499
Reclaims receivable	471	940	9,900	12,590
Receivable from Manager	—	5,240	—	—
Prepaid expenses	22,786	21,469	40,082	30,521
Total Assets	34,482,288	17,394,497	207,400,062	59,750,904
Liabilities:
Payable for investments purchased	80,134	69,398	1,400,095	123,636
Payable for capital shares redeemed	744	4,833	152,811	271,347
Payable to Manager	4,773	—	137,279	20,136
Accrued foreign taxes	115,522	73,140	40,731	15,719
Borrowings payable	—	—	—	850,000
Accrued expenses:
Administration	5,945	5,945	5,945	5,945
Distribution	743	557	17,714	5,552
Fund accounting	4,050	6,043	2,983	3,327
Transfer agent	6,980	7,517	37,465	16,590
Custodian	7,972	6,877	9,036	5,112
Legal and audit fees	2,815	2,353	11,301	5,068
Trustee	2,552	2,042	10,849	4,789
Line of credit fees	—	—	—	677
Other	2,886	4,380	24,312	10,904
Total Liabilities	235,116	183,085	1,850,521	1,338,802
Net Assets	$34,247,172	$17,211,412	$205,549,541	$58,412,102
Net Assets consist of:
Capital	$29,355,818	$15,430,469	$188,851,468	$56,811,105
Accumulated net investment income (loss)	33,128	(25,212)	(258,476)	(127,393)
Accumulated net realized gains (losses) on investments and foreign currency	(79,781)	(1,738,814)	(20,767,597)	(11,308,724)
Net unrealized appreciation (depreciation) on investments and foreign currency	4,938,007	3,544,969	37,724,146	13,037,114
Net Assets	$34,247,172	$17,211,412	$205,549,541	$58,412,102
Net Assets:
Class A	$923,336	$672,925	$22,932,433	$6,558,217
Class C	647,305	516,352	15,325,885	4,813,526
Class I	32,676,531	16,022,135	167,291,223	47,040,359
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	72,440	51,874	1,648,907	440,559
Class C	53,682	42,247	1,162,866	341,395
Class I	2,523,622	1,209,266	11,831,896	3,109,319
Net Asset Value (redemption price per share):
Class A	$12.75	$12.97	$13.91	$14.89
Class C	$12.06	$12.22	$13.18	$14.10
Class I	$12.95	$13.25	$14.14	$15.13
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$13.53	$13.76	$14.76	$15.80
Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2017 (Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund	Asia Great Consumer Fund
Investment Income:
Dividend income	$218,276	$131,944	$1,365,908	$499,818
Foreign tax withholding	(13,287)	(7,999)	(117,731)	(51,995)
Total Investment Income	204,989	123,945	1,248,177	447,823
Expenses:
Manager fees	141,414	77,476	920,185	314,542
Administration fees	35,288	35,288	35,288	35,288
Distribution fees – Class A	714	638	22,619	7,898
Distribution fees – Class C	2,391	2,289	71,486	24,259
Fund accounting fees	29,609	28,015	28,784	28,188
Transfer agent fees	13,498	7,640	90,954	33,766
Custodian fees	31,337	16,325	50,961	24,124
Trustee fees	9,354	4,403	53,926	20,129
Legal and audit fees	15,193	7,351	84,544	31,868
State registration and filing fees	19,993	21,101	25,867	21,497
Line of credit fees	—	—	—	2,728
Other fees	7,090	6,851	55,048	22,673
Total Expenses before fee reductions	305,881	207,377	1,439,662	566,960
Waivers and/or reimbursements from the Manager	(122,733)	(96,201)	(236,690)	(130,294)
Fees voluntarily reduced by the Administrator	(11,287)	(11,287)	(11,287)	(11,287)
Total Net Expenses	171,861	99,889	1,191,685	425,379
Net Investment Income (Loss)	33,128	24,056	56,492	22,444
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	938,542	814,825	8,011,333	4,177,254
Net realized gains (losses) on foreign currency transactions	(33,879)	(25,187)	(205,068)	(42,034)
Foreign taxes on realized gains (losses)	43	—	(85,958)	(50,682)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	3,487,495	1,822,401	19,316,811	7,097,691
Net change in foreign taxes on unrealized gains (losses)	(86,405)	(13,623)	104,532	65,143
Net realized and unrealized gains (losses) on investments and foreign currency transactions	4,305,796	2,598,416	27,141,650	11,247,372
Change in Net Assets Resulting From Operations	$4,338,924	$2,622,472	$27,198,142	$11,269,816

Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Fund		Asia Fund
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$33,128	$(2,008)	$24,056	$(1,383)
Net realized gains (losses) on investments	938,542	559,081	814,825	450,160
Net realized gains (losses) on foreign currency transactions	(33,879)	(1,157)	(25,187)	(85,365)
Foreign taxes on realized gains	43	(2,742)	—	(24,643)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	3,401,090	1,244,379	1,808,778	2,134,917
Change in net assets resulting from operations	4,338,924	1,797,553	2,622,472	2,473,686
Capital Transactions:
Change in net assets from capital transactions	7,446,109	14,162,531	882,924	(14,247,039)
Change in net assets	11,785,033	15,960,084	3,505,396	(11,773,353)
Net Assets:
Beginning of period	22,462,139	6,502,055	13,706,016	25,479,369
End of period	$34,247,172	$22,462,139	$17,211,412	$13,706,016
Accumulated net investment income (loss)	$33,128	$—	$(25,212)	$(49,268)
Capital Transactions:
Class A
Proceeds from shares issued	$626,266	$161,960	$244,137	$32,977
Cost of shares redeemed	(199,417)	(274,156)	(54,207)	(200,007)
Class C
Proceeds from shares issued	225,266	109,946	59,582	78,303
Cost of shares redeemed	(36,751)	(1,277,534)	(5,418)	(39,275)
Class I
Proceeds from shares issued	7,499,059	18,419,786	769,877	278,352
Cost of shares redeemed	(668,314)	(2,977,471)	(131,047)	(14,397,389)
Change in net assets resulting from capital transactions	$7,446,109	$14,162,531	$882,924	$(14,247,039)
Share Transactions:
Class A
Issued	51,709	16,009	19,795	3,265
Redeemed	(17,044)	(27,627)	(4,286)	(20,294)
Class C
Issued	19,588	12,503	5,285	8,780
Redeemed	(3,403)	(134,861)	(459)	(4,173)
Class I
Issued	602,351	1,765,313	60,590	28,238
Redeemed	(55,766)	(313,480)	(10,123)	(1,464,048)
Change in shares	597,435	1,317,857	70,802	(1,448,232)

Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Great Consumer Fund		Asia Great Consumer Fund
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$56,492	$(615,909)	$22,444	$(258,450)
Net realized gains (losses) on investments	8,011,333	1,291,783	4,177,254	(7,788,755)
Net realized gains (losses) on foreign currency transactions	(205,068)	(241,690)	(42,034)	(62,962)
Foreign taxes on realized gains	(85,958)	(189,788)	(50,682)	(77,648)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	19,421,343	17,519,035	7,162,834	13,395,737
Change in net assets resulting from operations	27,198,142	17,763,431	11,269,816	5,207,922
Capital Transactions:
Change in net assets from capital transactions	32,770,650	(51,000,821)	(10,437,185)	(34,387,047)
Change in net assets	59,968,792	(33,237,390)	832,631	(29,179,125)
Net Assets:
Beginning of period	145,580,749	178,818,139	57,579,471	86,758,596
End of period	$205,549,541	$145,580,749	$58,412,102	$57,579,471
Accumulated net investment income (loss)	$(258,476)	$(314,968)	$(127,393)	$(149,837)
Capital Transactions:
Class A
Proceeds from shares issued	$8,798,403	$6,365,288	$1,038,904	$1,535,520
Cost of shares redeemed	(3,665,641)	(14,045,283)	(1,482,518)	(5,811,115)
Class C
Proceeds from shares issued	1,736,390	1,501,769	366,182	550,912
Cost of shares redeemed	(2,241,277)	(9,808,057)	(726,970)	(3,723,892)
Class I
Proceeds from shares issued	43,454,686	43,559,723	7,868,058	12,492,172
Cost of shares redeemed	(15,311,911)	(78,574,261)	(17,500,841)	(39,430,644)
Change in net assets resulting from capital transactions	$32,770,650	$(51,000,821)	$(10,437,185)	$(34,387,047)
Share Transactions:
Class A
Issued	655,442	586,151	73,790	134,120
Redeemed	(279,669)	(1,322,296)	(106,766)	(512,492)
Class C
Issued	137,399	145,838	28,680	50,361
Redeemed	(185,641)	(958,658)	(54,459)	(344,072)
Class I
Issued	3,248,188	3,980,620	563,994	1,068,382
Redeemed	(1,158,942)	(7,254,436)	(1,208,419)	(3,452,795)
Change in shares	2,416,777	(4,822,781)	(703,180)	(3,056,496)

Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights for the periods indicatedSelected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets, End of Period (000’s)	Portfolio Turnover(a),(c)
Emerging Markets Fund
Class A
Six Months Ended October 31, 2017 (Unaudited)	$10.80	—(d),(e)	1.95	1.95	—	—	—	$12.75	18.06%	1.50%	(0.08)%	2.49%	$923	46%
Year Ended April 30, 2017	$8.87	(0.03)(e)	1.96	1.93	—	—	—	$10.80	21.76%	1.56%(f)	(0.31)%	6.81%	$408	111%
Year Ended April 30, 2016	$10.46	(0.05)(e)	(1.54)	(1.59)	—	—	—	$8.87	(15.20)%	1.70%	(0.56)%	6.15%	$438	105%
Year Ended April 30, 2015	$9.52	0.06(e)	0.88	0.94	—	—	—	$10.46	9.87%	1.73%(g)	0.56%	5.71%	$402	99%
Year Ended April 30, 2014	$9.62	(0.02)	(0.08)	(0.10)	—	—	—	$9.52	(1.04)%	1.78%(h)	(0.15)%	4.45%	$1,279	77%
Class C
Six Months Ended October 31, 2017 (Unaudited)	$10.26	(0.04)(e)	1.84	1.80	—	—	—	$12.06	17.54%	2.25%	(0.76)%	3.24%	$647	46%
Year Ended April 30, 2017	$8.49	(0.09)(e)	1.86	1.77	—	—	—	$10.26	20.85%	2.32%(f)	(1.06)%	6.48%	$385	111%
Year Ended April 30, 2016	$10.10	(0.11)(e)	(1.50)	(1.61)	—	—	—	$8.49	(15.94)%	2.45%	(1.30)%	6.30%	$1,355	105%
Year Ended April 30, 2015	$9.26	(0.05)(e)	0.89	0.84	—	—	—	$10.10	9.07%	2.47%(g)	(0.53)%	6.08%	$761	99%
Year Ended April 30, 2014	$9.43	(0.07)	(0.10)	(0.17)	—	—	—	$9.26	(1.80)%	2.53%(h)	(0.90)%	6.53%	$839	77%
Class I
Six Months Ended October 31, 2017 (Unaudited)	$10.96	0.02(e)	1.97	1.99	—	—	—	$12.95	18.16%	1.25%	0.27%	2.24%	$32,677	46%
Year Ended April 30, 2017	$8.98	0.02(e)	1.96	1.98	—	—	—	$10.96	22.05%	1.32%(f)	0.18%	3.43%	$21,669	111%
Year Ended April 30, 2016	$10.57	(0.01)(e)	(1.58)	(1.59)	—	—	—	$8.98	(15.04)%	1.45%	(0.14)%	3.59%	$4,709	105%
Year Ended April 30, 2015	$9.60	0.05(e)	0.92	0.97	—	—	—	$10.57	10.10%	1.47%(g)	0.43%	2.85%	$9,800	99%
Year Ended April 30, 2014	$9.69	0.02	(0.10)	(0.08)	(0.01)	—	(0.01)	$9.60	(0.83)%	1.53%(h)	0.14%	3.09%	$14,240	77%
Asia Fund
Class A
Six Months Ended October 31, 2017 (Unaudited)	$10.93	—(d),(e)	2.04	2.04	—	—	—	$12.97	18.66%	1.50%	0.00%	2.91%	$673	49%
Year Ended April 30, 2017	$9.35	(0.02)(e)	1.60	1.58	—	—	—	$10.93	16.90%	1.56%(f)	(0.19)%	4.66%	$398	113%
Year Ended April 30, 2016	$11.90	(0.06)(e)	(1.94)	(1.99)	—	(0.56)	(0.56)	$9.35	(16.86)%	1.70%	(0.58)%	5.55%	$499	95%
Year Ended April 30, 2015	$11.38	0.06(e)	1.98	2.04	—	(1.52)	(1.52)	$11.90	19.30%	1.70%	0.48%	5.42%	$553	100%
Year Ended April 30, 2014	$10.68	(0.03)	0.87	0.84	—	(0.14)	(0.14)	$11.38	7.90%	1.73%(h)	(0.36)%	4.60%	$1,772	88%
Class C
Six Months Ended October 31, 2017 (Unaudited)	$10.34	(0.04)(e)	1.92	1.88	—	—	—	$12.22	18.18%	2.25%	(0.68)%	3.65%	$516	49%
Year Ended April 30, 2017	$8.91	(0.09)(e)	1.52	1.43	—	—	—	$10.34	16.05%	2.32%(f)	(0.97)%	6.12%	$387	113%
Year Ended April 30, 2016	$11.46	(0.12)(e)	(1.87)	(1.99)	—	(0.56)	(0.56)	$8.91	(17.51)%	2.45%	(1.25)%	8.41%	$292	95%
Year Ended April 30, 2015	$11.08	(0.10)(e)	2.00	1.90	—	(1.52)	(1.52)	$11.46	18.54%	2.45%	(0.83)%	7.39%	$476	100%
Year Ended April 30, 2014	$10.49	(0.13)	0.86	0.73	—	(0.14)	(0.14)	$11.08	6.99%	2.48%(h)	(1.11)%	7.22%	$583	88%
Class I
Six Months Ended October 31, 2017 (Unaudited)	$11.15	0.02(e)	2.08	2.10	—	—	—	$13.25	18.83%	1.25%	0.35%	2.63%	$16,022	49%
Year Ended April 30, 2017	$9.52	—(d),(e)	1.63	1.63	—	—	—	$11.15	17.12%	1.32%(f)	0.01%	2.27%	$12,922	113%
Year Ended April 30, 2016	$12.07	(0.04)(e)	(1.96)	(1.99)	—	(0.56)	(0.56)	$9.52	(16.61)%	1.45%	(0.35)%	2.22%	$24,688	95%
Year Ended April 30, 2015	$11.50	(0.03)(e)	2.12	2.09	—	(1.52)	(1.52)	$12.07	19.55%	1.45%	(0.22)%	2.82%	$29,119	100%
Year Ended April 30, 2014	$10.77	(0.01)	0.88	0.87	—	(0.14)	(0.14)	$11.50	8.12%	1.48%(h)	(0.11)%	3.46%	$10,470	88%
(a)
Not annualized for periods less than one year.

(b)
Annualized for periods less than one year.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)
Amount is less than $0.005.

(e)
Calculated using the average shares method.

(f)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date. See note 3 in the Notes to Financial Statements.

(g)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.

(h)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2013 and the higher limit in effect prior to that date.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights for the periods indicatedSelected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets, End of Period (000’s)	Portfolio Turnover(a),(c)
Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2017 (Unaudited)	$11.82	(0.01)(d)	2.10	2.09	—	—	—	$13.91	17.68%	1.50%	(0.11)%	1.78%	$22,932	33%
Year Ended April 30, 2017	$10.44	(0.06)(d)	1.44	1.38	—	—	—	$11.82	13.22%	1.56%(e)	(0.51)%	2.05%	$15,047	55%
Year Ended April 30, 2016	$13.05	(0.07)(d)	(2.54)	(2.61)	—	—	—	$10.44	(20.00)%	1.70%	(0.68)%	1.92%	$20,970	68%
Year Ended April 30, 2015	$11.76	(0.05)(d)	1.40	1.35	—	(0.06)	(0.06)	$13.05	11.53%	1.77%(f)	(0.39)%	2.10%	$23,701	63%
Year Ended April 30, 2014	$12.11	(0.03)	(0.32)	(0.35)	—	—	—	$11.76	(2.89)%	1.85%	(0.51)%	2.53%	$38,988	29%
Class C
Six Months Ended October 31, 2017 (Unaudited)	$11.24	(0.05)(d)	1.99	1.94	—	—	—	$13.18	17.26%	2.25%	(0.78)%	2.53%	$15,326	33%
Year Ended April 30, 2017	$10.00	(0.13)(d)	1.37	1.24	—	—	—	$11.24	12.40%	2.32%(e)	(1.24)%	2.80%	$13,616	55%
Year Ended April 30, 2016	$12.60	(0.15)(d)	(2.45)	(2.60)	—	—	—	$10.00	(20.63)%	2.45%	(1.44)%	2.67%	$20,246	68%
Year Ended April 30, 2015	$11.44	(0.15)(d)	1.37	1.22	—	(0.06)	(0.06)	$12.60	10.71%	2.49%(f)	(1.28)%	2.80%	$23,875	63%
Year Ended April 30, 2014	$11.87	(0.08)	(0.35)	(0.43)	—	—	—	$11.44	(3.62)%	2.60%	(1.17)%	3.43%	$13,112	29%
Class I
Six Months Ended October 31, 2017 (Unaudited)	$12.00	0.01(d)	2.13	2.14	—	—	—	$14.14	17.83%	1.25%	0.17%	1.53%	$167,291	33%
Year Ended April 30, 2017	$10.57	(0.03)(d)	1.46	1.43	—	—	—	$12.00	13.53%	1.32%(e)	(0.25)%	1.73%	$116,917	55%
Year Ended April 30, 2016	$13.19	(0.05)(d)	(2.57)	(2.62)	—	—	—	$10.57	(19.86)%	1.45%	(0.45)%	1.59%	$137,602	68%
Year Ended April 30, 2015	$11.85	(0.04)(d)	1.44	1.40	—	(0.06)	(0.06)	$13.19	11.86%	1.48%(f)	(0.33)%	1.69%	$170,275	63%
Year Ended April 30, 2014	$12.18	0.02	(0.35)	(0.33)	—	—	—	$11.85	(2.71)%	1.60%	(0.05)%	2.30%	$58,622	29%
Asia Great Consumer Fund
Class A
Six Months Ended October 31, 2017 (Unaudited)	$12.43	(0.01)(d)	2.47	2.46	—	—	—	$14.89	19.79%	1.50%	(0.10)%	1.95%	$6,558	31%
Year Ended April 30, 2017	$11.27	(0.05)(d)	1.21	1.16	—	—	—	$12.43	10.29%	1.56%(e)	(0.48)%	2.17%	$5,886	39%
Year Ended April 30, 2016	$14.35	(0.12)(d)	(2.83)	(2.95)	—	(0.13)	(0.13)	$11.27	(20.60)%	1.70%	(0.97)%	1.98%	$9,599	57%
Year Ended April 30, 2015	$11.30	(0.15)(d)	3.35	3.20	—	(0.15)	(0.15)	$14.35	28.48%	1.72%(f)	(1.15)%	2.81%	$12,079	33%
Year Ended April 30, 2014	$11.21	(0.07)(d)	0.16	0.09	—	—	—	$11.30	0.80%	1.80%	(0.65)%	3.85%	$1,910	35%
Class C
Six Months Ended October 31, 2017 (Unaudited)	$11.82	(0.06)(d)	2.34	2.28	—	—	—	$14.10	19.29%	2.25%	(0.85)%	2.71%	$4,814	31%
Year Ended April 30, 2017	$10.79	(0.14)(d)	1.17	1.03	—	—	—	$11.82	9.55%	2.32%(e)	(1.25)%	2.96%	$4,339	39%
Year Ended April 30, 2016	$13.85	(0.20)(d)	(2.73)	(2.93)	—	(0.13)	(0.13)	$10.79	(21.20)%	2.45%	(1.76)%	2.83%	$7,133	57%
Year Ended April 30, 2015	$10.99	(0.24)(d)	3.25	3.01	—	(0.15)	(0.15)	$13.85	27.55%	2.47%(f)	(1.92)%	3.54%	$6,601	33%
Year Ended April 30, 2014	$10.99	(0.13)(d)	0.13	—(g)	—	—	—	$10.99	0.00%	2.55%	(1.18)%	5.61%	$1,528	35%
Class I
Six Months Ended October 31, 2017 (Unaudited)	$12.62	0.01(d)	2.50	2.51	—	—	—	$15.13	19.89%	1.25%	0.18%	1.70%	$47,040	31%
Year Ended April 30, 2017	$11.41	(0.03)(d)	1.24	1.21	—	—	—	$12.62	10.60%	1.32%(e)	(0.26)%	1.79%	$47,355	39%
Year Ended April 30, 2016	$14.49	(0.09)(d)	(2.86)	(2.95)	—	(0.13)	(0.13)	$11.41	(20.40)%	1.45%	(0.72)%	1.61%	$70,026	57%
Year Ended April 30, 2015	$11.38	(0.13)(d)	3.39	3.26	—	(0.15)	(0.15)	$14.49	28.81%	1.47%(f)	(0.98)%	1.88%	$99,745	33%
Year Ended April 30, 2014	$11.27	(0.01)(d)	0.12	0.11	—	—	—	$11.38	0.98%	1.55%	(0.13)%	2.98%	$18,067	35%
(a)
Not annualized for periods less than one year.

(b)
Annualized for periods less than one year.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)
Calculated using the average shares method.

(e)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date. See note 3 in the Notes to Financial Statements.

(f)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.

(g)
Amount is less than $0.005.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2017 (Unaudited)

1. Organization
Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2017, the Trust is comprised of the following four funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund and Asia Great Consumer Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.”
Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.
Investment Valuation
The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the US market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).
Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.”
The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.
Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.
Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2017 (Unaudited)

quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.
Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
■
Level 1 — quoted prices in active markets for identical assets

■
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

■
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security).
A summary of the valuations as of October 31, 2017, based upon the three levels defined above, are identified below for each Fund.
	Level 1	Level 2		Level 3	Total Investments
Emerging Markets Fund
Common Stocks	$33,269,359		$—	$—	$33,269,359
Rights	—		—^	—	—^
Total Investments	$33,269,359	$	—^	$—	$33,269,359
Asia Fund
Common Stocks	$17,016,484		$—	$—	$17,016,484
Rights	—		—^	—	—^
Total Investments	$17,016,484	$	—^	$—	$17,016,484
Emerging Markets Great Consumer Fund
Common Stocks	$198,805,030		$—	$—	$198,805,030
Preferred Stock	1,762,721		—	—	1,762,721
Rights	—		—^	—	—^
Total Investments	$200,567,751	$	—^	$—	$200,567,751
Asia Great Consumer Fund
Common Stocks	$58,023,715		$—	$—	$58,023,715
Rights	—		—^	—	—^
Total Investments	$58,023,715	$	—^	$—	$58,023,715

^
Represents the interest in securities that were determined to have a value of zero at October 31, 2017.

For the period ended October 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2017 (Unaudited)

Foreign Currency Transactions
The accounting records of the Funds are maintained in US dollars. Non-US dollar denominated amounts are translated into US dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:
i)
value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)
purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Investment income from non-US sources received by a Fund is generally subject to non-US withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable US income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Allocations
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Distributions to Shareholders
Each of the Funds intends to declare and distribute net investment income at least annually, if any. In addition, each Fund intends to distribute net realized capital gains, if any, annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (PFICs)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes
Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.
Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2017 (Unaudited)

3. Transactions with Affiliates and other Servicing Arrangements
The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the “Investment Management Agreement”). Under this agreement, each Fund pays the Manager a fee, accrued daily and payable monthly, at an annualized rate of the average daily net assets of each Fund as listed below:
Emerging Markets Fund	1.05%
Asia Fund	1.00%
Emerging Markets Great Consumer Fund	1.05%
Asia Great Consumer Fund	1.00%
The Manager has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund.
The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2018 as follows:
	Class A	Class C	Class I
Emerging Markets Fund	1.50%	2.25%	1.25%
Asia Fund	1.50%	2.25%	1.25%
Emerging Markets Great Consumer Fund	1.50%	2.25%	1.25%
Asia Great Consumer Fund	1.50%	2.25%	1.25%
Waivers and reimbursements under this agreement are accrued daily and paid monthly.
Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2017, the repayments that may potentially be made by the Funds are as follows:
	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Expires 4/30/21	Total
Emerging Markets Fund	$238,162	$250,725	$192,681	$122,733	$804,301
Asia Fund	251,202	237,924	221,569	96,201	806,896
Emerging Markets Great Consumer Fund	359,080	321,529	677,501	236,690	1,594,800
Asia Great Consumer Fund	245,334	211,610	362,809	130,294	950,047
Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds.
FIS Investor Services LLC (“FIS”) serves as transfer agent for the Funds under a transfer agency agreement and receives fees for their services.
Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2017 (Unaudited)

The Funds have an uncommitted $10,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. During the period ended October 31, 2017, the borrowings were as follows:
	Amount Borrowed	Date of Borrowing		Interest Rate
		Start	End
Asia Great Consumer Fund	$1,500,000	June 15, 2017	June 22, 2017	2.151%
	1,500,000	June 22, 2017	June 29, 2017	2.194%
	750,000	June 29, 2017	July 7, 2017	2.189%
	300,000	July 11, 2017	July 19, 2017	2.129%
	300,000	August 11, 2017	August 18, 2017	2.197%
	350,000	October 18, 2017	October 25, 2017	2.184%
	850,000	October 19, 2017	October 26, 2017	2.207%
Interests charged under this facility during the period ended October 31, 2017 are identified as Line of credit fees on the accompanying Statements of Operations.
As of October 31, 2017, the Funds had the following outstanding loans with Citibank, N.A.
	Amount Borrowed	Interest Rate
Asia Great Consumer Fund	$850,000	2.202%
Funds Distributor, LLC (the “Distributor”) serves as the distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2017 as follows:
	Class A	Class C
Emerging Markets Fund	$605	$—
Asia Fund	960	—
Emerging Markets Great Consumer Fund	2,183	—
Asia Great Consumer Fund	1,810	—
For the period ended October 31, 2017, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund’s purchases and sales of portfolio investments are as follows:
	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets Fund	Mirae Asset Securities (Hong Kong) Ltd.	$2,948
Asia Fund	Mirae Asset Securities (Hong Kong) Ltd.	3,270
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	9,075
Asia Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	4,659
Certain Officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2017 (Unaudited)

4. Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2017 were as follows:
	Purchases	Sales
Emerging Markets Fund	$17,893,386	$11,161,481
Asia Fund	8,909,179	8,164,808
Emerging Markets Great Consumer Fund	86,119,746	57,088,895
Asia Great Consumer Fund	19,796,892	30,201,576
5. Investment Risks
Asset Allocation Risk
The Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.
Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.
Emerging Markets Risks
The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.
Equity Securities Risk
Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.
Foreign Securities Risk
Foreign securities, foreign currencies, and securities issued by US entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the US market.
Growth Investing Risk
Investments in growth focused companies may be more volatile than other stocks or the market as a whole. Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2017 (Unaudited)

6. Federal Income Tax Information
At April 30, 2017, the Funds had net capital loss carryforwards (“CLCFs”) for federal income tax purposes which are not subject to expiration and which are available to reduce the future capital gain distributions to shareholders:
	Short-Term Amount	Long-Term Amount	Total
Emerging Markets Fund	$845,698	$—	$845,698
Asia Fund	1,710,036	452,749	2,162,785
Emerging Markets Great Consumer Fund	26,756,825	—	26,756,825
Asia Great Consumer Fund	7,083,272	2,511,332	9,594,604
During the year ended April 30, 2017, the following Funds utilized CLCFs to offset realized capital gains:
Amount
Emerging Markets Fund	$148,218
Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:
	Post October Loss Deferred	Post October Currency Loss Deferred and Late Year Ordinary Loss Deferred	Total
Asia Fund	$69,786	$49,268	$119,054
Emerging Markets Great Consumer Fund	698,878	314,968	1,013,846
Asia Great Consumer Fund	5,739,356	149,837	5,889,193
As of April 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Total Accumulated Earnings (Deficit)
Emerging Markets Fund	$—	$(845,698)	$1,398,128	$552,430
Asia Fund	—	(2,281,839)	1,440,310	(841,529)
Emerging Markets Great Consumer Fund	—	(27,770,670)	17,270,601	(10,500,069)
Asia Great Consumer Fund	—	(15,483,797)	5,814,978	(9,668,819)
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

At October 31, 2017, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$28,305,715	$5,362,276	$(398,632)	$4,963,644
Asia Fund	13,510,675	3,788,377	(282,568)	3,505,809
Emerging Markets Great Consumer Fund	163,465,351	41,387,995	(4,285,595)	37,102,400
Asia Great Consumer Fund	45,023,153	14,252,253	(1,251,691)	13,000,562

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2017 (Unaudited)

7. Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2017, the Funds have individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), and representing ownership as follows:
Beneficial Ownership
Emerging Markets Fund	27%
Asia Fund	48%
Emerging Markets Great Consumer Fund	70%
Asia Great Consumer Fund	43%
8. Subsequent Events
Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements, except as follows:
Effective as of the close of business December 1, 2017, the Asia Fund acquired all of the net assets of the Asia Great Consumer Fund, pursuant to a plan of reorganization approved by the Board on September 12, 2017. The acquisition was accomplished by a tax-free exchange of 501,846 Class A shares, 377,341 Class B shares and 3,510,677 Class I shares of the Asia Fund, valued at $6,629,940, $4,693,976 and $47,381,496, respectively, for 429,134 Class A shares, 320,980 Class B shares and 3,016,995 Class I shares, respectively, of the Asia Great Consumer Fund outstanding as of the close of business December 1, 2017.
The investment portfolio of the Asia Great Consumer Fund was the principal asset acquired by the Asia Fund. For financial reporting purposes, assets received and shares issued by the Asia Fund were recorded at fair value; however, the cost basis of the investments received from the Asia Great Consumer fund were carried forward to align ongoing reporting of the Asia Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. All fees and expenses incurred directly in connection with the plan of reorganization were borne by the Manager.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

On June 19 – 20, 2017, as well as during a special telephonic meeting on June 1, 2017, the Board of Trustees of Mirae Asset Discovery Funds (the “Board” of the “Trust”) considered the renewal of the following: (1) the Investment Management Agreement between the Trust and Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Manager”) for the Emerging Markets Fund (“Emerging Markets Fund”), Asia Fund, Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”), Asia Great Consumer Fund and Global Dynamic Bond Fund (collectively, the “Funds”); and (2) the Sub-Management Agreement between the Manager and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) for the Emerging Markets Fund, Asia Fund, EM Great Consumer Fund and Asia Great Consumer Fund (consideration of both agreements together, the “Annual Approval”).
In connection with the Annual Approval, the Board requested and received a wide variety of information from the Manager and Sub-Manager. The materials and presentations by representatives of the Manager described, among other things: the Manager’s and Sub-Manager’s business; the Manager’s and Sub-Manager’s organizational structure, personnel and operations; the services provided by the Manager and Sub-Manager with respect to the Funds; the Funds’ performance; the Manager’s and Sub-Manager’s fees and the Funds’ net total expenses; the Manager’s contractual fee waiver and expense reimbursement agreement with respect to the Funds; and compliance and portfolio trading matters. At the meetings, representatives of the Manager discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the Funds’ fees to those of peer groups of similar funds, performance comparison information, the Manager’s services and personnel and the Manager’s profitability. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval the Investment Management and Sub-Management Agreements.
Nature, Extent and Quality of the Services
In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Manager under the Investment Management Agreement and by the Sub-Manager under the Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Manager and the Sub-Manager and other resources dedicated to performing services for the Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers at the Manager and the Sub-Manager and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Manager’s/Sub-Manager’s senior management and staff; the quality of the Manager’s/Sub-Manager’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Manager/Sub-Manager, including financial statements of the Manager and Sub-Manager. The Board also took into account its familiarity with the Manager and Sub-Manager through Board meetings, discussions and reports during the preceding months in connection with the Funds.
The Board discussed the adequacy of the resources and quality of services provided by the Manager and the Sub-Manager under their respective Agreements. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.
Costs of Services and Profitability
The Manager then discussed with the Board its costs of services provided to the Funds. The Board considered the Manager’s and Sub-Manager’s resources devoted to the Funds as well as the Manager’s and Sub-Manager’s income from the Funds and other products. The Manager then discussed its profitability analysis with respect to the Funds and the impact of the Manager’s reimbursement of expenses with respect to all of the Funds.
Compensation
The Board received industry data from Strategic Insight, including a comparison of each Fund’s net management fees, contractual management fees, and net total expense ratios to the net management fees, contractual management fees, and net total expense ratios of each Fund’s peer group median. The Board also received information about the Manager’s compensation for products with similar strategies. The Board considered the Manager’s commitment to maintain the Funds’ net expense levels as stated in a contractual fee waiver and expense reimbursement agreement with each Fund.
Performance
The Board considered performance comparison information for each Fund based on Strategic Insight data comparing each Fund’s performance to that of its benchmark and to peer group for the year-to-date, one-year, three-year periods, and five-year periods each ended March 31, 2017. The Board also considered the Strategic Insight report containing each Fund’s Morningstar Category Rankings (annual net total returns) for the year-to-date (YTD), one-year, three-year periods, and five-year periods each ended March 31, 2017. The Manager discussed factors behind the various Funds’ performance.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

Economies of Scale
The Board then considered whether the Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the Funds given their asset size.
Other Benefits
The Board noted that the Manager indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.
Conclusion
The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Management Agreements were fair and reasonable with respect to the services that the Manager and the Sub-Manager provide to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments
Regular Mail:
Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or
Certified Mail:
Mirae Asset Discovery Funds
4249 Easton Way, Ste. 400
Columbus, Ohio 43219

Phone Number:
1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at http://investments.miraeasset.us.
The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.
Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.
10/17

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6.	Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	A statement summarizing a change in the registrant’s independent public accountant during the reporting period is attached hereto.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Mirae Asset Discovery Funds_______________________________

By (Signature and Title)	/s/ Peter T.C. Lee_______________________________
Peter T.C. Lee, President and Principal Executive Officer

Date ___December 22, 2017____________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter T.C. Lee_____________________________________
Peter T.C. Lee, President and Principal Executive Officer

Date ___December 22, 2017____________________________________________

By (Signature and Title)	/s/ Joel B. Engle_____________________________________________
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date ___December 22, 2017____________________________________________